EMPLOYEE FUTURE BENEFITS (Details 6)	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	3.20%	1.10%
Equity Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	60.50%	54.40%
Fixed Income Securities [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	30.10%	38.10%
Real Estate [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	6.20%	6.40%